Dividends - Summary of Interim Dividends (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Dividends [Line Items]
Scrip dividends	$ 4,751	$ 5,282	$ 2,602
Total - shares	15,628	14,959	11,972
A Ordinary Shares [Member]
Disclosure Of Dividends [Line Items]
Cash dividend	4,919	4,545	5,203
Scrip dividends	3,558	3,491	2,154
Total - shares	8,477	8,036	7,357
B Ordinary Shares [Member]
Disclosure Of Dividends [Line Items]
Cash dividend	5,958	5,132	4,167
Scrip dividends	1,193	1,791	448
Total - shares	$ 7,151	$ 6,923	$ 4,615